ACCOUNTING POLICIES (Employee Liabilities) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 method plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments, repayment | installment	148
Monthly fee burden			1
Deferred compensation share-based arrangements, liability	$ 84.7	$ 86.0
Stock granted, value	$ 93.3	$ 94.0
Usiminas
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of post retirement plans | plan			2
Number of payment methods for post retirement plans | method			2
Incentive Retention Program | Capital Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Redemption, period (years)	10 years
Early redemption, period (years)	7 years
Mandatory redemption period (years)	7 years